Capital resources	12 Months Ended
Dec. 31, 2017
Capital resources
Capital resources

30 Capital resources

RBS’s regulatory capital resources in accordance with PRA definitions were as follows:

	PRA transitional basis
	2017	2016
	£m	£m
Shareholders’ equity (excluding non-controlling interests)
Shareholders’ equity	48,330	48,609
Preference shares - equity	(2,565)	(2,565)
Other equity instruments	(4,058)	(4,582)

	41,707	41,462

Regulatory adjustments and deductions

Own credit	(90)	(304)
Defined benefit pension fund adjustment	(287)	(208)
Cash flow hedging reserve	(227)	(1,030)
Deferred tax assets	(849)	(906)
Prudential valuation adjustments	(496)	(532)
Goodwill and other intangible assets	(6,543)	(6,480)
Expected losses less impairments	(1,286)	(1,371)
Other regulatory adjustments	28	(8)

	(9,750)	(10,839)

CET1 capital	31,957	30,623

Additional Tier 1 (AT1) capital

Eligible AT1	4,041	4,041
Qualifying instruments and related share premium subject to phase out	3,416	5,416
Qualifying instruments issued by subsidiaries and held by third parties	140	339

AT1 capital	7,597	9,796

Tier 1 capital	39,554	40,419

Qualifying Tier 2 capital

Qualifying instruments and related share premium	6,501	7,066
Qualifying instruments issued by subsidiaries and held by third parties	1,876	4,818

Tier 2 capital	8,377	11,884

Total regulatory capital	47,931	52,303

It is RBS policy to maintain a strong capital base, to expand it as appropriate and to utilise it efficiently throughout its activities to optimise the return to shareholders while maintaining a prudent relationship between the capital base and the underlying risks of the business. In carrying out this policy, RBS has regard to the supervisory requirements of the PRA. The PRA uses capital ratios as a measure of capital adequacy in the UK banking sector, comparing a bank’s capital resources with its risk-weighted assets (the assets and off-balance sheet exposures are ‘weighted’ to reflect the inherent credit and other risks); by international agreement, the Pillar 1 capital ratios should be not less than 8% with a Common Equity Tier 1 component of not less than 4.5%. RBS has complied with the PRA’s capital requirements throughout the year.

A number of subsidiaries and sub-groups within RBS, principally banking entities, are subject to various individual regulatory capital requirements in the UK and overseas. Furthermore, the payment of dividends by subsidiaries and the ability of members of RBS to lend money to other members of RBS may be subject to restrictions such as local regulatory or legal requirements, the availability of reserves and financial and operating performance.